Property and equipment - Summary of Property And Equipment (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	$ 908,650	$ 791,597
Ending	1,153,268	908,650
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,031,070	906,395
Additions	196,044	29,176
Disposals		(11,260)
Effect of foreign exchange	66,746	106,759
Ending	1,293,860	1,031,070
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(122,420)	(114,798)
Disposals		11,260
Effect of foreign exchange	7,494	13,875
Depreciation charge for the year	10,678	5,007
Ending	(140,592)	(122,420)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	306	271
Ending	326	306
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	34,705	41,310
Additions	0	0
Disposals		(11,260)
Effect of foreign exchange	2,154	4,655
Ending	36,859	34,705
Vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(34,399)	(41,039)
Disposals		11,260
Effect of foreign exchange	2,134	4,620
Depreciation charge for the year	0	0
Ending	(36,533)	(34,399)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	14,354	13,370
Ending	23,107	14,354
Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	91,524	77,841
Additions	13,620	3,918
Disposals		0
Effect of foreign exchange	5,767	9,765
Ending	110,911	91,524
Office equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(77,170)	(64,471)
Disposals		0
Effect of foreign exchange	4,752	8,153
Depreciation charge for the year	5,882	4,546
Ending	(87,804)	(77,170)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	6,822	5,790
Ending	8,563	6,822
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	17,673	15,078
Additions	1,763	790
Disposals		0
Effect of foreign exchange	1,039	1,805
Ending	20,475	17,673
Furniture and fixtures [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(10,851)	(9,288)
Disposals		0
Effect of foreign exchange	636	1,102
Depreciation charge for the year	425	461
Ending	(11,912)	(10,851)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Ending	53,569	0
Buildings [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Additions	57,051	0
Disposals		0
Effect of foreign exchange	861	0
Ending	57,912	0
Buildings [member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Disposals		0
Effect of foreign exchange	(28)	0
Depreciation charge for the year	4,371	0
Ending	(4,343)	0
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	887,168	772,166
Ending	1,067,703	887,168
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	887,168	772,166
Additions	123,610	24,468
Disposals		0
Effect of foreign exchange	56,925	90,534
Ending	1,067,703	887,168
Land [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Disposals		0
Effect of foreign exchange	0	0
Depreciation charge for the year	0	0
Ending	$ 0	$ 0